Consolidated Condensed Interim Statement of Changes in Equity (Unaudited) - USD ($)	Share capital	Translation of foreign subsidiaries	Retained earnings	Securities Premium reserve	Employee benefits reclassification	ESOP Trust	Non-controlling interest	Total
Balance at Mar. 31, 2023	$ 375,766	$ (124,991)	$ (4,518,954)	$ 12,474,944	$ (714)		$ 2,538,478	$ 10,744,529
Balance (in Shares) at Mar. 31, 2023	626,276
Issue of shares	$ 40,922			1,365,244				1,406,166
Issue of shares (in Shares)	68,202
Share warrants exercised
Cost of IPO
Profit / (Loss) for the period			(1,381,948)				100,008	(1,281,940)
Acquired in the business combination (refer to Note 20)
Other comprehensive income for the period		(9,648)			(246)		113,729	103,835
Balance at Sep. 30, 2023	$ 416,688	(134,639)	(5,900,902)	13,840,188	(960)		2,752,215	10,972,590
Balance (in Shares) at Sep. 30, 2023	694,477
Issue of Shares to ESOP Trust			(5,720,000)			5,720,000
Additional stock issued for employee incentive plan (in Shares)	666,652
Issue of shares	$ 122,308			2,971,554				3,093,862
Issue of shares (in Shares)	466,394
Cost of IPO
Profit / (Loss) for the period			1,669,617				265,497	1,935,114
Acquired in the business combination (refer to Note 20)
Other comprehensive income for the period		(19,517)			(243)		(2,681)	(22,441)
Balance at Mar. 31, 2024	$ 538,996	(154,156)	(9,951,285)	16,811,742	(1,203)	5,720,000	3,015,031	15,979,125
Balance (in Shares) at Mar. 31, 2024	1,827,523
Conversion of Promissory Note into Equity (Subsequent Event)	$ 28,546			2,268,954				2,297,500
Conversion of Promissory Note into Equity (Subsequent Event) (in Shares)	2,854,600
Issue of shares (in Shares)	535,714
Profit / (Loss) for the period			586,309				62,663	648,972
Other comprehensive income for the period		(8,209)			45		15,082	6,919
Balance at Sep. 30, 2024	$ 567,542	$ (162,365)	$ (9,364,976)	$ 19,080,696	$ (1,158)	$ 5,720,000	$ 3,092,776	$ 18,932,516
Balance (in Shares) at Sep. 30, 2024	5,217,838